Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,608,475	$ 457,740
Accounts receivable, net	63,567	49,245	$ 9,374
Inventories	96,094	80,813	126,264
Deposits, prepayments and other receivables, net	2,112,438	195,446	512,581
Deposit with a digital asset trading platform		1,000,000
Receivable from agents	821,319	1,191,795
Prepayments		197,706
Total current assets	5,084,580	3,172,745
Non-current assets
Plant and equipment, net	348,860	273,096	162,157
Right-of-use assets, net	1,006,397	98,570	283,847
Intangible assets	5,723,683
Investment in Artwork	270,000
Financial Assets	665,870
Deferred debt issuance cost	274,167
Other receivable, deposit and other receivables, net	1,444,346	33,333
Prepayments	274,167	33,333	1,582,156
Total non-current assets	9,733,323	404,999
TOTAL ASSETS	14,817,903	3,577,744
Current liabilities
Accounts payable	876,253	1,298,964
Accrued liabilities and other payables	344,851	500,729	241,613
Contract liabilities	66,776	63,489
Operating lease liabilities, current	700,774	108,526	207,128
Finance lease liabilities, current			6,446
Convertible notes		82,447
Promissory note		500,000
Derivative liability	304,373
Taxes payable	3,738	11,746
Total current liabilities	2,296,765	2,720,354
Non-current liabilities
Operating lease liabilities, non-current	297,980	10,231	118,979
Convertible notes, non-current	3,434,004	2,328,916
Total non-current liabilities	3,731,984	2,339,147
Total liabilities	6,028,749	5,059,501
Shareholders’ equity
Ordinary shares, value
Subscription receivable		(204,000)
Additional paid-in capital	9,577,945	122,505	4,331,815
Accumulated deficit	(261,019)	(985,994)
Accumulated other comprehensive (loss) income	(40,093)	18,875
Equity attributable to the shareholders of the Company	9,276,833	(1,048,614)
Non-controlling interests	(487,679)	(433,143)
Total shareholders’ equity	8,789,154	(1,481,757)	3,245,561	[1]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,817,903	3,577,744
Related Party
Current assets
Due from related parties	382,687
Current liabilities
Due to related parties		154,453
Previously Reported
Shareholders’ equity
Total shareholders’ equity		(1,481,757)	406,025
Previously Reported | NewGenIvf Group Ltd
Current assets
Cash and cash equivalents		457,740	54,104	[2]
Accounts receivable, net		49,245	9,374	[2]
Inventories		80,813	126,264	[2]
Deposits, prepayments and other receivables, net		195,446	512,581	[2]
Deposit with a digital asset trading platform		1,000,000		[2]
Receivable from agents		1,191,795		[2]
Prepayments		197,706	1,262,228	[2]
Loan to A SPAC I			140,000	[2]
Due from shareholders			354,285	[2]
Total current assets		3,172,745	2,458,836	[2]
Non-current assets
Plant and equipment, net		273,096	162,157	[2]
Right-of-use assets, net		98,570	283,847	[2]
Prepayments		33,333	1,582,156	[2]
Total non-current assets		404,999	2,028,160	[2]
TOTAL ASSETS		3,577,744	4,486,996	[2]
Current liabilities
Accounts payable		1,298,964	172,626	[2]
Accrued liabilities and other payables		500,729	241,613	[2]
Contract liabilities		63,489	7,937	[2]
Operating lease liabilities, current		108,526	207,128	[2]
Finance lease liabilities, current			6,446	[2]
Convertible notes		82,447		[2]
Promissory note		500,000		[2]
Taxes payable		11,746	486,706	[2]
Total current liabilities		2,720,354	1,122,456	[2]
Non-current liabilities
Operating lease liabilities, non-current		10,231	118,979	[2]
Convertible notes, non-current		2,328,916		[2]
Total non-current liabilities		2,339,147	118,979	[2]
Total liabilities		5,059,501	1,241,435	[2]
Shareholders’ equity
Ordinary shares, value				[2]
Subscription receivable		(204,000)	(127,564)	[2]
Additional paid-in capital		122,505	4,331,815	[2]
Accumulated deficit		(985,994)	(461,351)	[2]
Accumulated other comprehensive (loss) income		18,875	(7,288)	[2]
Equity attributable to the shareholders of the Company		(1,048,614)	3,735,612	[2]
Non-controlling interests		(433,143)	(490,051)	[2]
Total shareholders’ equity		(1,481,757)	3,245,561	[2]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		3,577,744	4,486,996	[2]
Previously Reported | NewGenIvf Group Ltd | Related Party
Current liabilities
Due to related parties		$ 154,453		[2]

[1]	Re-presented as mentioned in Note 23
[2]	Re-presented as mentioned in Note 23